Income Taxes - Schedule of Net Deferred Tax Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 88,327	$ 53,495
Research and development tax credit carryforwards	7,672	5,673
Stock-based compensation expense	11,748	1,304
Startup costs	697	729
Intangible assets	4,471	4,544
Deferred revenue	1,103	3,226
Unicap	6	6
Imputed interest on contingent payments	4,410	2,340
Legal fee capitalization and amortization	1,550	1,587
Other	1,535	1,158
Total deferred tax assets	121,519	74,062
Deferred tax liabilities:
In-process research and development	(29,232)	(27,930)
Total deferred tax liabilities	(29,232)	(27,930)
Valuation allowance	(92,297)	(46,139)
Net deferred tax liabilities	$ (10)	$ (7)